Put and Call Option Liabilities - Summary of Sensitivity Analysis Used in Put and Call Option Liabilities (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Closing Share Price | Chalhoub
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Amount increase in share price	$ 1
Closing Share Price | Strategic Arrangement with Alibaba and Richemont
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Amount increase in share price	$ 1
Risk Free Rate | Strategic Arrangement with Alibaba and Richemont
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Percentage of increase in fair value measurement input	1.00%
Expected Volatility | Chalhoub
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Percentage of increase in fair value measurement input	1.00%
Credit Spread | Chalhoub
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Percentage of increase in fair value measurement input	0.50%
Credit Spread | Strategic Arrangement with Alibaba and Richemont
Disclosure of significant unobservable inputs used in put and call options liabilities [line items]
Percentage of increase in fair value measurement input	0.50%